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                                       dodiekent@
                                       eversheds-sutherland.com

April 6, 2018

VIA EDGAR TRANSMISSION
----------------------

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:  BRIGHTHOUSE LIFE INSURANCE COMPANY (THE "COMPANY")

     REGISTERED FIXED ACCOUNT OPTION CONTRACT
     PRE-EFFECTIVE AMENDMENT NO. 1 TO THE REGISTRATION STATEMENT FILED ON FORM S-3 (FILE NO. 333-221620)

     FIXED ANNUITY (STRATEGIC VALUE ANNUITY) CONTRACT
     PRE-EFFECTIVE AMENDMENT NO. 1 TO THE REGISTRATION STATEMENT FILED ON FORM S-3 (FILE NO. 333-221619)

     LIQUIDITY BENEFIT CONTRACT
     PRE-EFFECTIVE AMENDMENT NO. 1 TO THE REGISTRATION STATEMENT FILED ON FORM S-3 (FILE NO. 333-221618)

Dear Commissioners:

The Company is transmitting for filing under the Securities Act of 1933, as amended, the pre-effective amendments to the above-referenced registration statements (the "Registration Statements"). The Registration Statements were originally filed on November 16, 2017. Through written correspondence filed with the Commission on March 5, 2018, the Company responded to the written comments provided by the Commission's Staff in a letter dated January 12, 2018. The Registration Statements have been revised in accordance with the Company's responses to the Commission Staff's comments and the marked pages provided thereto.

The Company is also transmitting for filing written correspondence from the Company and the principal underwriter, Brighthouse Securities, LLC, requesting that the Registration Statements be declared effective by the Commission on April 30, 2018 or as soon as practical thereafter.

Please contact the undersigned at the above number if you have any questions or comments regarding this letter, the Registration Statements, or the requests to accelerate effectiveness.

                                                  Sincerely,

                                                  /s/ Dodie C. Kent
                                                  ------------------------------
                                                  Dodie C. Kent

cc:  Michele H. Abate, Brighthouse Financial
     Ronald Coenen Jr., Eversheds Sutherland

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